Provisions, contingent liabilities and other liabilities - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classification by maturity [Abstract]
Current provisions	$ 68,000	$ 72,771
Non-current Portion	252,338	221,736
Provision for remediation and mine closure [Member]
Non-current provisions [abstract]
Other non-current provisions	237,543	195,900	$ 131,888
Classification by maturity [Abstract]
Non-current portion	237,543	195,900	131,888
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provision for closure of mining units and exploration projects	1,738,428	1,608,380	1,294,464	$ 1,234,731
Provision for social responsibility	16,609	18,326	$ 18,010	$ 21,689
Accrual of operating costs	15,938	11,238
Workers' profit sharing payable	17,311	12,793
Provisions for Accruals Of Capital Expenditures	20,147	8,139
Total	7,352	6,162
Provisions	1,762,389	1,632,868
Provisions, Other Accruals And Liabilities	1,762,389	1,632,868
Provisions for Accruals Of Capital Expenditures	20,147	8,139
Non-current provisions [abstract]
Other non-current provisions	1,660,603	1,587,551
Classification by maturity [Abstract]
Current provisions	101,786	45,317
Provisions	1,762,389	1,632,868
Non-current portion	1,660,603	1,587,551
Total	7,352	6,162
Sociedad Minera Cerro Verde Saa [Member]
Current provisions [abstract]
Other current provisions	9,625	7,918
Non-current provisions [abstract]
Other non-current provisions	307,974	278,419
Classification by maturity [Abstract]
Current portion	9,625	7,918
Non-current portion	307,974	278,419
Sociedad Minera Cerro Verde Saa [Member] | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	9,469	7,677
Non-current provisions [abstract]
Other non-current provisions	1,226	3,046
Classification by maturity [Abstract]
Current portion	9,469	7,677
Non-current portion	1,226	3,046
Sociedad Minera Cerro Verde Saa [Member] | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	156	241
Non-current provisions [abstract]
Other non-current provisions	237,387	195,659
Classification by maturity [Abstract]
Current portion	156	241
Non-current portion	237,387	195,659
Sociedad Minera Cerro Verde Saa [Member] | Provision for disputed mining royalties (c )
Non-current provisions [abstract]
Other non-current provisions	44,982	62,797
Classification by maturity [Abstract]
Non-current portion	44,982	62,797
Sociedad Minera Cerro Verde Saa [Member] | Provision for legal contingencies [member]
Non-current provisions [abstract]
Other non-current provisions	1,924	4,800
Classification by maturity [Abstract]
Non-current portion	1,924	4,800
Sociedad Minera Cerro Verde Saa [Member] | Miscellaneous other provisions [member]
Classification by maturity [Abstract]
Non-current Portion	$ 22,455	$ 12,117